Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
RICE ACQUISITION CORP. II [Member]
Initial Public Offering [Line Items]
Initial Public Offering

Note 3. Initial Public Offering

On June 18, 2021, the Company consummated its Initial Public Offering of 34,500,000 Units, which included the full exercise of the underwriters’ option to purchase an additional 4,500,000 Units to cover over-allotments, at $10.00 per Unit, generating gross proceeds of $345.0 million, and incurring offering costs of approximately $19.1 million, of which approximately $11.7 million and approximately $593,000 were for deferred underwriting commissions and offering costs allocated to the derivative warrant liabilities, respectively. Of the 34,500,000 Units sold, affiliates of Rice Investment Group had purchased 1,010,000 Units (the “Affiliated Units”) at the Initial Public Offering price. The underwriters did not receive any underwriting discounts or commissions on the 1,010,000 Affiliated Units.

Each Unit consists of one Class A ordinary share, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).

Note 3. Initial Public Offering

On June 18, 2021, the Company consummated its Initial Public Offering of 34,500,000 Units, which included the full exercise of the underwriters’ option to purchase an additional 4,500,000 Units to cover over-allotments, at $10.00 per Unit, generating gross proceeds of $345.0 million, and incurring offering costs of approximately $19.1 million, of which approximately $11.7 million and approximately $593,000 were for deferred underwriting commissions and offering costs allocated to the derivative warrant liabilities, respectively. Of the 34,500,000 Units sold, affiliates of Rice Investment Group had purchased 1,010,000 Units (the “Affiliated Units”) at the Initial Public Offering price. The underwriters did not receive any underwriting discounts or commissions on the 1,010,000 Affiliated Units.

Each Unit consists of one Class A ordinary share, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).